Statement - Consolidated Statements of Shareholders' Deficit (Parenthetical)	12 Months Ended
Jun. 30, 2023
Consolidated Statements of Shareholders' Deficit
Issuance of share plan percentage.	1.00%
Stock-based compensation, share allocation percent	1.00%